Equity Method Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
Note 6.	Equity Method Investments

As of December 31, 2015 and 2016, equity method investments consisted of the following:

	December 31,
	2015		2016
	Amount	Holding %	Amount	Holding %
	(in thousands)

Viewsil Microelectronics (Kunshan) Limited	$3,629	49.00	2,318	49.00
Iris Optronics Co., Ltd.	19	1.98	44	2.06
	$3,648		2,362

Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) mainly engaged in IC design and sales and was purchased in March 2015. As of December 31, 2015 and 2016, the difference between the carrying amount of the Company’s investment in Viewsil and the underlying equity in the net assets of Viewsil was $1,897 thousand which represents investor level goodwill. For the years ended December 31, 2015 and 2016, the Company’s equity in losses of Viewsil was $71 thousand and $1,266 thousand, respectively.

The Company sold the investments in Create Electronic Optical Co., Ltd. in January 2015 for proceeds of $179 thousand and recognized gain on sale of securities of $88 thousand, which is included in “Gains on sale of securities, net”.

As of December 31, 2016, it was not practicable for management to estimate the fair values of the Company’s investments in Viewsil and Iris due to the lack of quoted market price and the inability to estimate the fair values without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments.